Fair value of financial instruments (Schedule of changes in fair value of earn-out) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Opening balance of fair value	$ (12,118)	$ 0
Cash Payment	5,200	5,200
Issuance of ordinary shares	1,695
Change in fair value	(15,558)	(3,202)
Closing balance of fair value	(22,410)	(12,118)
Autods Limited [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Acquisition		$ (14,116)
Yaballe Ltd. Acquisition [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Acquisition	(1,536)
Bernstein, Dreyer & Mikulic Gbr [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Acquisition	$ (93)